FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT - Book value of financial assets representing exposure to credit risk (Details) - Credit risk [member] - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Assets	R$ 25,813,139	R$ 22,305,023
Cash and cash equivalents
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Assets	8,345,871	9,505,951
Marketable securities
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Assets	13,267,286	7,965,742
Derivative financial instruments
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Assets	R$ 4,199,982	R$ 4,833,330